Liquidity (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Liquidity [Abstract]
Net loss	$ 14,386	¥ 97,605	¥ 27,402
Net cash used in operating activities	(28,307)	¥ (192,062)	(35,934)
Net current assets	18,176			¥ 123,319
Accumulated deficit	(53,842)			(365,321)		¥ (289,818)
Cash and cash equivalents and restricted cash	8,138		¥ 22,997	55,215	$ 3,286	22,294	¥ 24,674
Restricted cash	51			347		¥ 343
Additional capital injection	$ 30,542			¥ 207,232